Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Income Taxes [Line Items]
Non-U.S. subsidiaries' undistributed earnings	$ 2,200,000,000
Unrecognized tax benefits	205,465,000	162,904,000	120,517,000
Accrued interest and penalties	35,100,000	33,800,000
Recognized interest and penalties, net of tax benefit	900,000	3,500,000	4,300,000
U.S. Federal [Member]
Income Taxes [Line Items]
Net operating and capital loss carryforwards	30,600,000
Tax credit carryforwards	2,300,000
U.S. tax credit carryforwards expiration	from 2014 through 2029
State [Member]
Income Taxes [Line Items]
Net operating and capital loss carryforwards	22,600,000
Tax credit carryforwards	$ 88,600,000
Net operating loss carryforwards expiration	from 2014 through 2018